Statutory surplus reserves	12 Months Ended
Dec. 31, 2022
Statutory Surplus Reserves [Abstract]
Statutory surplus reserves
14.	Statutory surplus reserves

The statutory surplus reserve as determined pursuant to PRC statutory laws totaled approximately $0.79 million as of December 31, 2022 and 2021. As of December 31, 2021, the statutory reserves fund of the Company has reached 50% of the registered capital of the enterprise. No additional statutory reserve was recognized in the years ended December 31, 2022 and 2021.